Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Automation ETF - Fidelity Disruptive Automation ETF	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Annual Return 2021	20.70%
Annual Return 2022	(32.49%)
Annual Return 2023	23.83%